                                                          File No. 811-5017
                                                          File No. 33-11466

                    SECURITIES AND EXCHANGE COMMISSION

                         Washington, D. C.  20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

                      Post-Effective Amendment No. 26

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940                                                     X

                             Amendment No. 26

W&R TARGET FUNDS, INC.
                  (Exact Name as Specified in Charter)

6300 Lamar Avenue, Shawnee Mission, Kansas             66202-4200
        (Address of Principal Executive Office)       (Zip Code)

Registrant's Telephone Number, including Area Code  (913) 236-2000

Kristen A. Richards, P. O. Box 29217, Shawnee Mission, Kansas  66201-9217
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective

          __X__  immediately upon filing pursuant to paragraph (b)
         _____  on (date) pursuant to paragraph (b)
         _____  60 days after filing pursuant to paragraph (a)(1)
         _____  on (date) pursuant to paragraph (a)(1)
         _____  75 days after filing pursuant to paragraph (a)(2)
         _____  on (date) pursuant to paragraph (a)(2) of Rule 485
         _____  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

   ==================================================================

                DECLARATION REQUIRED BY RULE 24f-2 (a) (1)

     The issuer has registered an indefinite amount of its securities under the Securities Act of 1933 pursuant to Rule 24f-2(a)(1). Notice for the
Registrant's fiscal year ended December 31, 2000 was filed on March 29,
2001.

Contents:

Cover Page

Parts A, B and C of this Post-Effective Amendment No. 26 are incorporated by reference to Parts A, B and C of the Registrant's Post-Effective
Amendment No. 25 to its Registration Statement, filed by EDGAR on April 23,
2001, with the Securities and Exchange Commission, Accession Number
0001105607-01-500007.

Signature Page

                                SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Overland Park, and
State of Kansas, on the 15th day of May, 2001.

                         W&R TARGET FUNDS, INC.

                               (Registrant)

                         By /s/ Robert L. Hechler*
                        ------------------------
                      Robert L. Hechler, President

     Pursuant to the requirements of the Securities Act of 1933, and/or the
Investment Company Act of 1940, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

     Signatures          Title
    ----------          -----

/s/Keith A. Tucker*      Chairman of the Board         May 15, 2001
----------------------                                 --------------
Keith A. Tucker

/s/Robert L. Hechler*    President, Principal          May 15, 2001
----------------------   Financial Officer and         --------------
Robert L. Hechler        Director

/s/Henry J. Herrmann*    Vice President and            May 15, 2001
----------------------   Director                      --------------
Henry J. Herrmann

/s/Theodore W. Howard*   Vice President, Treasurer     May 15, 2001
----------------------   and Principal Accounting      --------------
Theodore W. Howard       Officer

/s/James M. Concannon*   Director                      May 15, 2001
------------------                                     --------------
James M. Concannon

/s/John A. Dillingham*   Director                      May 15, 2001
------------------                                     --------------
John A. Dillingham

/s/David P. Gardner*     Director                      May 15, 2001
------------------                                     --------------
David P. Gardner

/s/Linda K. Graves*      Director                      May 15, 2001
------------------                                     --------------
Linda K. Graves

/s/Joseph Harroz, Jr.*   Director                      May 15, 2001
------------------                                     --------------
Joseph Harroz, Jr.

/s/John F. Hayes*        Director                      May 15, 2001
-------------------                                    --------------
John F. Hayes

/s/Glendon E. Johnson*   Director                      May 15, 2001
-------------------                                    --------------
Glendon E. Johnson

/s/William T. Morgan*    Director                      May 15, 2001
-------------------                                    --------------
William T. Morgan

/s/Frank J. Ross, Jr.*   Director                      May 15, 2001
------------------                                     --------------
Frank J. Ross, Jr.

/s/Eleanor B Schwartz*   Director                      May 15, 2001
-------------------                                    --------------
Eleanor B. Schwartz

/s/Frederick Vogel III*  Director                      May 15, 2001
-------------------                                    --------------
Frederick Vogel III

*By  /s/Kristen A. Richards
    -----------------------
    Kristen A. Richards
    Attorney-in-Fact, pursuant to the Powers of Attorney filed with the
    Securities and Exchange Commission on April 23, 2001, as part of Post-
     Effective Amendment No. 25 to the Registrant's Registration Statement

ATTEST:   /s/Daniel C. Schulte
         -----------------------
         Daniel C. Schulte
         Assistant Secretary